Schedule of components of loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Singapore	$ (203,411)	$ (3,942,542)	$ 2,187,900
Foreign	(8,231,370)	(21,086,152)	(518,576)
(LOSS ) INCOME BEFORE INCOME TAXES	$ (8,434,781)	$ (25,028,694)	$ 1,669,324